INTANGIBLE ASSET, NET - Schedule of intangible asset, net (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Intangible asset	¥ 53,800,860
Accumulated amortization	(1,716,348)
Total	52,084,512
Amortization expenses	1,716,348	¥ 0	¥ 0
License
Finite-Lived Intangible Assets [Line Items]
Intangible asset	4,110,860
User base
Finite-Lived Intangible Assets [Line Items]
Intangible asset	7,730,000
Brand name
Finite-Lived Intangible Assets [Line Items]
Intangible asset	38,500,000
Technology
Finite-Lived Intangible Assets [Line Items]
Intangible asset	¥ 3,460,000